Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents (Note 2)	$ 211,845	$ 4
Margin deposits (Note 16)	10,825	0
Inventories (Note 4)	14,217	0
Fair value of derivatives (Notes 16 and 18)	268	0
Insurance claims receivable	4,785	0
Prepayments and other assets	24,668	0
Total current assets	293,649	6
FIXED ASSETS, NET:
Vessels, net (Note 5)	565,547	0
Total fixed assets, net	565,547	0
NON-CURRENT ASSETS:
Deferred charges, net (Note 6)	18,357	0
Operating leases, right-of-use assets (Note 8)	41,667	0
Restricted cash, non-current (Note 2)	3,650	2,100
Total assets	929,423	2,106
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 7)	14,995	0
Operating lease liabilities, current portion (Note 8)	39,155	0
Accrued liabilities	9,732	0
Unearned revenue (Note 9)	11,911	0
Fair value of derivatives (Notes 16 and 18)	825	0
Other current liabilities	15,385	0
Total current liabilities	123,176	2,100
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 7)	140,599	0
Total non-current liabilities	140,599	0
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock (par value $0.0001, 100,000,000 preferred shares authorized, as of December 31, 2024 and 2025. Nil and 235 Series B Preferred shares issued and outstanding as of December 31, 2024 and 2025, respectively.) (Note 11)	0	0
Common stock (par value $0.0001, 1,000,000,000 common shares authorized as of December 31, 2024 and 2025. 10,000 and 24,362,000 shares issued; and 10,000 and 24,180,472 shares outstanding as of December 31, 2024 and 2025, respectively) (Note 11)	2	0
Additional paid-in capital	702,992	0
Retained earnings / (Accumulated deficit)	(37,346)	6
Total stockholders' equity	665,648	6
Total liabilities and stockholders' equity	929,423	2,106
Nonrelated Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 3)	22,597	2
NON-CURRENT ASSETS:
Accounts receivable, non-current	5,503	0
CURRENT LIABILITIES:
Accounts payable	26,028	0
Related Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 3)	4,444	0
NON-CURRENT ASSETS:
Accounts receivable, non-current	1,050	0
CURRENT LIABILITIES:
Accounts payable	$ 5,145	$ 2,100